Related Party Transactions and Balances (Details) - USD ($)			6 Months Ended	12 Months Ended
	Aug. 27, 2025	May 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions and Balances [Line Items]
Percentage of portfolio investment	9.93%
ASP LLC [Member]
Related Party Transactions and Balances [Line Items]
Capital contribution			$ 3,988,437	$ 3,988,437
Unrealized losses on investment in equity securities			$ 1,707,811
Mr. Sit Hon [Member]
Related Party Transactions and Balances [Line Items]
Investment consideration policy		$ 817,470
SORA Ventures [Member] | ASP LLC [Member]
Related Party Transactions and Balances [Line Items]
Capital contribution	$ 3,988,437